9800 Fredericksburg Road

San Antonio, Texas 78288

February 28, 2018

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549

Reference:   USAA Mutual Funds Trust

         Post-Effective Amendment No. 150
                     Registration Statement on Form N-1A

      1933 Act File No. 33-65572

       1940 Act File No. 811-7852

Dear Sir or Madam:

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the “Registrant”), we hereby enclose for filing with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 150 (the “Amendment”) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on May 1, 2018, pursuant to Rule 485(a)(1) under the 1933 Act.

The Amendment is being filed with respect to the USAA Mutual Funds Trust (Extended Market Index Fund) to revise the prospectus for the Extended Market Index Fund (the “Fund”) to reflect the Fund’s conversion from a feeder fund in a Master-Feeder structure to a stand-alone fund, including related changes, and to incorporate a new subadviser.  A later amendment will be filed to bring the financial statements and other information up to date pursuant to Section 10(a)(3) of the 1933 Act, and to make such other nonmaterial changes as appropriate.

If you have any questions with respect to the enclosed, please contact me at (210) 282-4960.

Sincerely,

/s/ Kristen Millan

Kristen Millan

Assistant Secretary

USAA Mutual Funds Trust

Enclosures